Financing instruments payable - Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Market funding operations	R$ 118,366,426	R$ 88,483,485
Deposits From Banks And Customers	76,750,219	53,506,617
Balances on demand deposits from customers	1,053,491	1,243,221
Balances on term deposits from customers	75,182,307	51,638,802
Deposits from banks	514,421	624,594
Financial Bills	15,919,950	14,193,253
Financial Liabilities At Amortized Cost, Structured Operations Certificates	23,798,103	20,104,840
Other financing instruments payables	1,898,154	678,775
Debt instruments issued	5,037,089	6,764,997
Notes and debentures issued	0	1,251,256
Bonds issued	5,037,089	5,513,741
Financing Instruments Payables	123,403,515	95,248,482
Current Financing Instruments Payables	79,553,856	52,036,137
Non-Current Financing Instruments Payables	R$ 43,849,659	R$ 43,212,345